LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$		R$ 125,421,068
Administradora Plaza Vespucio S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 98,170		$ 86,416
Cooperativa Agrcola Pisquera Elqui Limitada | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,056,320		1,216,865
Mall Plaza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	330,298		290,890
Serv. Nacional Aduanas | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			18,583
Metro S.A. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	21,207		24,335
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	142,901		126,136
Lease Agreement | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	103,711
Others Guaranty Creditor | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	14,183
Vicentin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	125,683
Bariloche Case | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,902
Several Retail one | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	63,792		63,792
Several Retail two | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	693		628
Several Retail three | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	22,235		69,745
Labor claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,605,781		6,057,282
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	6,457,702		6,562,747
Governmental entities | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	10,196,929		10,882,933
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	97		164
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	145		247
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	104		176
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,428		2,230
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	10,664		18,153
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	431		734
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	66,697		113,530
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	870		1,480
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	139		237
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,180		2,009
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	541		922
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	60,575		103,110
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	10,870		18,502
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,932		3,289
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,208		2,056
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	4,784		8,143
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	4,965		5,692
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			987
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			712
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,365
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,113		1,300
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,936,493		1,593,498
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	7,616,498		4,717,824
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	186,607,491		153,491,717
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	117,027,313		64,725,638
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,280,603		3,027,291
Others Procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,423,715		3,390,177
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 3,791		$ 637,631